15 Financial instruments (Details 1) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ 51,228	$ 41,576
Financial liabilities at fair value through profit or loss
Financial liabilities	51,228	41,576
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	33,540	17,791
Financial liabilities at fair value through profit or loss
Financial liabilities	33,540	17,791
Other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	9,284	10,367
Financial liabilities at fair value through profit or loss
Financial liabilities	9,284	10,367
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	8,404	13,418
Financial liabilities at fair value through profit or loss
Financial liabilities	8,404	$ 13,418
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost
Financial liabilities at fair value through profit or loss	1
Financial liabilities	$ 1